Income Taxes (Details 2)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Other	0.00%	0.00%
Change in valuation allowance	1.90%	3.90%
Income tax provision (benefit)	22.90%	24.90%